Related Parties - Schedule of Transactions with Related Parties (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Inversiones ASPI S.A. (ASPI) [Member]
Parent
Fees for management and administrative services	S/ 158	S/ 88	S/ 88
Income from office lease	15	16	16
Compañía Minera Ares S.A.C. (Ares) [Member]
Other related parties
Income from land lease, note 25	1,151	1,224	1,150
Income from parking leases	398	357	259
Fosfatos del Pacífico S.A. (Fospac) [Member]
Other related parties
Fees for management and administrative services	287	144	143
Income from office lease	15	16	16
Fossal S.A.A.(Fossal) [Member]
Other related parties
Fees for management and administrative services	64	44	44
Income from office lease	15	16	16
Asociación Sumac Tarpuy [Member]
Other related parties
Fees for management and administrative services	11
Income from office lease	15	16	16
Inversiones Moray S.A.C [Member]
Other related parties
Fees for management and administrative services	20
Income from office lease	13
Security Services Provided By Compañía Minera Ares S.A.C. [Member]
Other related parties
Security services provided by Compañía Minera Ares S.A.C.	S/ (3,023)	S/ (2,570)	S/ (1,940)